SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jul. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the Securities Exchange Commission (“SEC”). The consolidated financial statements of the Company include the accounts of the Company, its subsidiaries, and its VIEs. All intercompany balances and transactions have been eliminated upon consolidation.

As of July 31, 2020, the Company’s consolidated financial statements reflect the operating results of the following entities:

	Date of	Place of	% of
Name of Entity	Incorporation	Incorporation	Ownership	Principal Activities
Parent company:
ATIF	January 5, 2015	British Virgin Islands	Parent	Investment holding
Wholly owned subsidiaries of ATIF
ATIF HK	January 6, 2015	Hong Kong	100%	Investment holding
Huaya	May 20, 2015	PRC	100%	WFOE, Consultancy and information technology support
Variable interest entity of ATIF
Qianhai VIE	November 3, 2015	PRC	VIE	Listing and financial consulting services
Majority owned subsidiary of ATIF
LGC and its subsidiaries	August 21, 2018	Cayman Islands	51.2%	Multi-channel advertising, event planning and execution, film production and movie theater operation

The VIE contractual arrangements

Foreign investments in domestic Chinese companies that engage in private equity investment business and media business are both restricted in China under current PRC laws and regulations. Huaya and LGC's subsidiary Leaping Shenyang are both WFOEs and are subject to such legal restrictions. Therefore, the Company’s main operating entities Qianhai and LMG are controlled through contractual arrangements in lieu of direct equity ownership by the Company or any of its subsidiaries.

Risks associated with the VIE structure

The Company believes that the contractual arrangements with its VIEs and respective shareholders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiary and VIEs;
•	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIEs;
•	limit the Company’s business expansion in China by way of entering into contractual arrangements;
•	impose fines or other requirements with which the Company’s PRC subsidiary and VIEs may not be able to comply;
•	require the Company or the Company’s PRC subsidiary and VIEs to restructure the relevant ownership structure or operations; or
•	restrict or prohibit the Company’s use of the proceeds from the IPO to finance the Company’s business and operations in China.

The Company’s ability to conduct its consulting services business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate its VIEs in its consolidated financial statements as it may lose the ability to exert effective control over the VIEs and its respective shareholders and it may lose the ability to receive economic benefits from its VIEs. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, its PRC subsidiary, or its VIEs.

The Company has not provided any financial support to the VIEs for the years ended July 31, 2020, 2019, and 2018. The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances:

	As of July 31,
	2020			2019
	Qianhai VIE	LMG VIE	Total	Qianhai VIE	LMG VIE	Total
Current assets	$2,469,829	$1,554,585	$4,024,414	$3,673,890	$—	$3,673,890
Non-current assets	184,740	5,493,284	5,678,024	68,375	—	68,375
Total assets	2,654,569	7,047,869	9,702,438	3,742,265	—	3,742,265
Current liabilities	1,441,148	5,736,358	7,177,506	980,364	—	980,364
Non-current liabilities	65,574	3,179,625	3,245,199	—	—	—
Total liabilities	1,506,722	8,915,983	10,422,705	980,364	—	980,364
Shareholders' equity (deficit)	$1,147,847	$(1,868,114)	$(720,267)	$2,761,901	$—	$2,761,901

The summarized operating results of the VIEs are as follows:

	For the years ended July 31,
	2020			2019	2018
	Qianhai VIE	LMG VIE	Total	Qianhai VIE	Qianhai VIE
Operating revenue	$645,127	$40,872	$685,999	$2,777,618	$5,341,271
Income (loss) from operations	$(1,471,095)	$(4,781,593)	$(6,252,688)	$884,789	$2,927,679
Income (loss) before income taxes	$(1,562,037)	$(4,857,484)	$(6,419,521)	$930,361	$2,863,744
Net income (loss)	$(1,562,037)	$(4,933,748)	$(6,495,785)	$697,631	$2,146,927

The summarized cash flow information of the VIEs are as follows:

	For the years ended July 31,
	2020			2019	2018
	Qianhai VIE	LMG VIE	Total	Qianhai VIE	Qianhai VIE
Net cash provided by (used in) operating activities	$175,530	$(662,795)	$(487,265)	$(3,380,071)	$2,036,439
Net cash provided by (used in) investing activities	$36,412	$1,415,579	$1,451,991	$2,700,687	$(2,898,916)
Net cash provided by (used in) financing activities	$—	$(734,347)	$(734,347)	$(14,626)	$755,139

Business Combination

In April 2020, the Company acquired 51.2% ownership interest in LGC (see Note 4). Business combination is accounted for under the purchase method of accounting. Under the purchase method, assets and liabilities of the business acquired are recorded at their estimated fair values as of the date of acquisition with any excess of the cost of the acquisition over the fair value of the net tangible and intangible assets acquired recorded as goodwill. Results of operations of the acquired business are included in the income statement from the date of acquisition.

Noncontrolling Interests

Non-controlling interests represent minority shareholders’ 48.8% ownership interest in LGC not acquired by the Company in connection with the Company’s acquisition of LGC. The non-controlling interests are presented in the consolidated balance sheets, separately from equity attributable to the stockholders of the Company. Non-controlling interests in the results of the Company are presented on the face of the consolidated statements of operations and comprehensive loss as an allocation of the total loss for the year between non-controlling interest holders and the stockholders of the Company.

Use of Estimates

In preparing the consolidated financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. These estimates are based on information as of the date of the consolidated financial statements. Significant estimates required to be made by management include, but are not limited to, the valuation of accounts receivable, useful lives of property and equipment and intangible assets, the recoverability of long-lived assets, impairment of goodwill, revenue recognition ,provision necessary for contingent liabilities and realization of deferred tax assets. Actual results could differ from those estimates.

Cash and Cash Equivalents

Cash includes cash on hand and demand deposits in accounts maintained with commercial banks. The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents. The Company maintains most of its bank accounts in the PRC. Cash balances in bank accounts in the PRC are not insured by the Federal Deposit Insurance Corporation or other programs.

Accounts Receivable, net

Accounts receivable are presented net of allowance for doubtful accounts. The Company usually determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The Company establishes a provision for doubtful receivables when there is objective evidence that the Company may not be able to collect amounts due. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. The provision is recorded against accounts receivables balances, with a corresponding charge recorded in the consolidated statements of income and comprehensive income. Delinquent account balances are written off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable. Allowance for uncollectible balances amounted to $1,380,161 and $65,335 as of July 31, 2020 and 2019, respectively.

Inventories

The Company’s subsidiary LGC produces and contracts third parties to produce advertising films and/or television series to be shown in movie theaters and/or on popular online portal. Produced content includes direct production costs, production overhead and acquisition costs and is stated at the lower of unamortized cost or estimated fair value. Produced content also includes cash expenditures made to enter into arrangements with third parties to co-produce certain of its theatrical and television productions.

The Company uses the individual-film-forecast-computation method and amortizes the produced content based on the ratio of current period actual revenue (numerator) to estimated remaining unrecognized ultimate revenue as of the beginning of the fiscal year (denominator) in accordance with ASC subtopic 926-20, Entertainment — Films, Other Assets — Film Costs (“ASC 926-20”).

Ultimate revenue estimates for the produced content are periodically reviewed and adjustments, if any, will result in prospective changes to amortization rates. When estimates of total revenues and other events or changes in circumstances indicate that a film or television series has a fair value that is less than its unamortized cost, a loss is recognized currently for the amount by which the unamortized cost exceeds the film or television series’ fair value. As of July 31, 2020, 2019, based on management analysis, no inventory impairment was recorded.

Investment in Trading Securities

Equity securities not accounted for using the equity method are carried at fair value with unrealized gains and losses recorded in the consolidated statements of operations and comprehensive income (loss), according to ASC 321 “Investments — Equity Securities”. During the year ended July 31, 2020, the Company purchased certain publicly-listed equity securities through various open market transactions and accounted for such investments as “investment in trading securities” and subsequently measure the investments at fair value. Gain from investment in trading securities amounted to $201,051 for the year ended July 31, 2020. There was no such transaction for the years ended July 31, 2019 and 2018.

Property and Equipment, net

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Useful life
Furniture, fixtures and equipment	3-10 years
Transportation vehicles	3-5 years
Leasehold improvement	Lesser of useful life and lease term

Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the consolidated statements of operations and other comprehensive income (loss) in other income or expenses.

Intangible Assets, net

Intangible assets are stated at cost less accumulated amortization. The straight-line method is used to compute amortization over the estimated useful lives of the intangible assets, as follows:

Useful life
Trade name	9.6 years
Customer relationship	6.2 years
Accounting software	4-10 years
Financial and news platform	15 years

Goodwill

Goodwill represents the excess of the consideration paid of an acquisition over the fair value of the net identifiable assets of the acquired subsidiary at the date of acquisition. Goodwill is not amortized and is tested for impairment at least annually, more often when circumstances indicate impairment may have occurred. Goodwill is carried at cost less accumulated impairment losses. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of operations and comprehensive loss. Impairment losses on goodwill are not reversed.

The Company reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist annually or more frequently if events and circumstances indicate that it is more likely than not that an impairment has occurred. The Company has the opinion to access qualitative factors to determine whether it is necessary to perform the two-step in accordance with ASC 350-20. If the Company believes, as a result of the qualitative carrying amount, the two-step quantities impairment test described below is required.

The first step compares the fair values of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required.

If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business acquisition with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow. If impairment exists, goodwill is immediately written off to its fair value and the loss is recognized in the consolidated statements of operations and comprehensive loss. Impairment losses on goodwill are not reversed.

The Company determines the fair values of the reporting unit by preparing a discounted cash flow analysis using forward looking projection of future operating results. Significant estimates and assumptions used in the discounted cash flow analysis included revenue growth rate ranging from 9.0% to 50.0% (which is determined based on LGC’s historical revenue growth rate of 30% to 130% from 2017 to 2019, as conservatively adjusted by taking into considerations of certain metrics such as general economic conditions, market risks associated with the post-COVID 19 recovery of the media business industry, revenue growth of comparable companies, management’s forecast and market expectations of the real long-term growth of its media business and inflation, etc.), terminal growth rate of 3%, and weighted average cost of capital of 20%. The discounted cash flow model indicated that the fair value of the reporting unit was $31,701,250, which was below the carrying value of the report unit of $37,322,717, accordingly, a goodwill impairment of $5,621,467 was recorded for the year ended July 31, 2020 (see Note 9).

Impairment of Long-lived Assets  Other Than Goodwill

Long-lived assets, including plant and equipment and intangible with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. The Company assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated undiscounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. If an impairment is identified, the Company would reduce the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values.

For the years ended July 31, 2020, 2019 and 2018, an impairment of $384,492,  $Nil, and $Nil, respectively were recorded for intangible assets (see Note 8), and an impairment of $172,728,  $Nil and $Nil, respectively, were recorded for property and equipment (see Note 7 ).

Fair Value of Financial Instruments

ASC 825‑10 requires certain disclosures regarding the fair value of financial instruments. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-level fair value hierarchy prioritizes the inputs used to measure fair value. The hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•	Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
•

Level 2 - inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted market prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

•	Level 3 - inputs to the valuation methodology are unobservable.

Fair value of investment in trading securities are based on quoted prices in active markets. The fair value of the Company’s other financial instruments including cash and cash equivalents, accounts receivable, inventories, deposits, investment in life insurance contract, prepaid expenses and other current assets, short-term borrowings, accounts payable, taxes payable, and accrued expenses and other current liabilities and current portion of lease liabilities approximate their fair values because of the short-term nature of these assets and liabilities.

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606 Revenue from Contracts with Customers (“ASC 606”).

To determine revenue recognition for contracts with customers, the Company performs the following five steps: (i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, including variable consideration to the extent that it is probable that a significant future reversal will not occur, (iv) allocate the transaction price to the respective performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies the performance obligation.

The Company recognizes revenue when it transfers its goods and services to customers in an amount that reflects the consideration to which the Company expects to be entitled in such exchange.

The Company currently generates its revenue from the following main sources:

(1)	Revenue from customer’s initial registration fee

In order to engage with the Company for various consulting services, a new customer is required to pay an initial non-refundable registration fee to the Company and the Company will then post the customer’s information and profiles on its website, at which point, the Company’s performance obligations are satisfied and such registration fee is recognized as revenue. The Company does not charge additional customer profile maintenance fee after the initial posting is completed as limited effort is required for the Company to maintain such information on an on-going basis. Revenues of $nil,  $nil and $71,695 was generated from customer’s initial registration for the years ended July 31, 2020, and 2019 and 2018.

(2)Revenue from consulting services

The Company provides various consulting services to its members, especially to those who have the intention to be publicly listed in the stock exchanges in the United States and other countries. The Company categorizes its consulting services into three Phases:

Phase I consulting services primarily include due diligence review, market research and feasibility study, business plan drafting, accounting record review, and business analysis and recommendations. Management estimates that Phase I normally takes about three months to complete based on its past experience.

Phase II consulting services primarily include reorganization, pre-listing education and tutoring, talent search, legal and audit firm recommendation and coordination, VIE contracts and other public-listing related documents review, merger and acquisition planning, investor referral and pre-listing equity financing source identification and recommendations, and independent directors and audit committee candidate’s recommendation. Management estimates that Phase II normally takes about eight months to complete based on its past experience.

Phase III consulting services primarily include shell company identification and recommendation for customers expecting to become publicly listed through reverse merger transaction; assistance in preparation of customers’ public filings for IPO or reverse merger transactions; and assistance in answering comments and questions received from regulatory agencies. Management believes it is very difficult to estimate the timing of this phase of service as the completion of Phase III services is not within the Company’s control.

Each phase of consulting services is stand-alone and fees associated with each phase are clearly identified in service agreements. Revenue from providing Phase I and Phase II consulting services to customers is recognized ratably over the estimated completion period of each phase as the Company’s performance obligations related to these services are carried out over the whole duration of each Phase. Revenue from providing Phase III consulting services to customers is recognized upon completion of the reverse merger transaction or IPO transaction when the Company’s promised services are rendered and the Company’s performance obligations are satisfied. Revenue that has been billed and not yet recognized is reflected as deferred revenue on the balance sheet.

Depending on the complexity of the underlying service arrangement and related terms and conditions, significant judgments, assumptions, and estimates may be required to determine when substantial delivery of contract elements has occurred, whether any significant ongoing obligations exist subsequent to contract execution, whether amounts due are collectible and the appropriate period or periods in which, or during which, the completion of the earnings process occurs. Depending on the magnitude of specific revenue arrangements, adjustment may be made to the judgments, assumptions, and estimates regarding contracts executed in any specific period.

(3)Multi-Channel advertising

The Company’s multi-channel advertising services include pre-movie advertisements display, elevator and supermarket advertising, and brand promotion. Most of the Company’s client contracts are individually negotiated and, accordingly, the service period and prices vary significantly. Service periods typically range from one day to one year.

The Company provides advertising services over the contract period. Revenues from advertising services are recognized on straight-line basis over the contract period, which approximates the pattern of when the underlying services are performed. Prepayments for advertising services are deferred and recognized as revenue when the advertising services are rendered and the Company’s performance obligations are satisfied.

The Company also provides advertising services through its regional distributors. Pursuant to advertising services distribution agreements, the Company grants the regional distributors the exclusive rights to provide local pre-movie advertising. The advertising services distribution agreements with these regional distributors typically have terms ranging from 11 to 24 months without automatic renewal provisions. Under the advertising services distribution agreements, the Company has the right to set the minimum local pre-movie advertisement prices in the movie theaters, regulate the content and quality of local pre-movie advertisements according to related laws and movie theater rules, and examine the source of local pre-movie advertisements and refuse to display advertisements from any competitors. The receipt of distribution fee is initially recorded as deferred revenue and is recognized as revenue ratably as services are rendered and the Company’s performance obligations are satisfied.

(4)Event planning and execution

The Company’s event planning and execution business includes planning and arrangement of events, and production of related advertising materials. From the preparation of the events to executing it typically takes no more than one week. Revenue is realized when the service is performed in accordance with the client arrangement and upon the completion of the earnings process.

(5)Movie Theater Operating

The Company’s movie theater operating revenues are generated primarily from box office admissions and theater food and beverage sales. Revenues of this business line are recognized when admissions and food and beverage sales are rendered at the theaters and are reported net of sales tax. The Company defers 100% of the revenue associated with the sales of gift cards and packaged tickets until such time as the items are redeemed.

Contract Assets and Liabilities

Payment terms are established on the Company’s pre-established credit requirements based upon an evaluation of customers’ credit quality. Contract assets are recognized for in related accounts receivable. Contract liabilities are recognized for contracts where payment has been received in advance of related services are rendered and delivered to the customers. The contract liability balance can vary significantly depending on the timing when the Company’s services are rendered and the Company’s performance obligations are satisfied. As of July 31, 2020 and 2019, other than accounts receivable and deferred revenue, the Company had no other material contract assets, contract liabilities or deferred contract costs recorded on its consolidated balance sheet. Contract liabilities related to going public consulting services amounted to $512,238 and $415,392 as of July 31, 2020 and 2019, respectively. Contract liabilities related to multi-channel advertising and event planning and execution services amounted to $551,404 and $nil as of July 31, 2020 and 2019, respectively. The July 31, 2020 contract liabilities balances are expected to be recognized as revenue within one year when the Company’s performance obligations going public consulting services are satisfied.

Disaggregation of Revenues

The Company disaggregates its revenue from contracts by service types, as the Company believes it best depicts how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors. The Company’s disaggregation of revenues for the years ended July 31, 2020, 2019 and 2018 are disclosed in Note 15 of this consolidation financial statements.

Cost of revenue

Cost of the multi-channel advertising revenues consists primarily of payments to movie theater operators for pre-movie advertising right and the billboards of elevators and supermarkets.

Cost of event planning and execution consists primarily of advertising design costs, salary and benefits expenses, leasing costs, and other related expenses.

Cost of film production consists primarily of direct production costs and production overhead.

Cost of movie theater operating consists primarily of film exhibition costs, which is accrued on the applicable admissions revenues and estimates of the final settlement pursuant to film licenses of the Company. These licenses typically state that rental fees are based on aggregate terms established prior to the opening of the film.

Income Taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized.

An uncertain tax position is recognized only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the period incurred. As of July 31, 2020, the Company had large tax payable of approximately $4 million, primarily related to the unpaid income tax in China. Management has discussed with local tax authorities regarding the outstanding tax payable balance and is in the process of negotiating a settlement plan. As of July 31, 2020, the Company recorded a penalty of $77,527 based on  the late payment penalty notice received from local tax authorities. The Company believes it is likely that the Company can fully settle its tax liabilities within one year but cannot guarantee such settlement will ultimately occur. As of July 31, 2020, all of the Company’s tax returns of its PRC subsidiaries and VIE operating entities remain open for statutory examination by PRC tax authorities.

Value Added Tax (“VAT”)

Sales revenue derived from advertising service revenues is subject to VAT. The applicable VAT rates for the Company is 6%. Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded in the line item of taxes payable on the consolidated balance sheets. All of the VAT returns of the Company have been and remain subject to examination by the tax authorities for five years from the date of filing.

Earnings (Loss) per Share

The Company computes earnings (loss) per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income (loss) divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the years ended July 31, 2020, 2019 and 2018, there were no dilutive shares.

Foreign Currency Translation

The functional currency for ATIF and LGC is the U.S Dollar (“US$”). ATIF HK and LGC’s subsidiary Leaping HK uses Hong Kong dollar as their functional currency. However, ATIF, LGC, ATIF HK and Leaping HK currently only serve as the holding companies and did not have active material operations as of the date of this report. The Company operates its business through its VIEs and subsidiaries of the VIEs in the PRC as of July 31, 2020. The functional currency of the Company’s VIEs and VIEs’ subsidiaries is the Chinese Yuan (“RMB”). The Company’s consolidated financial statements have been translated into US$.

Assets and liabilities accounts are translated using the exchange rate at each reporting period end date. Equity accounts are translated at historical rates. Income and expense accounts are translated at the average rate of exchange during the reporting period. The resulting translation adjustments are reported under other comprehensive income (loss). Gains and losses resulting from the translations of foreign currency transactions and balances are reflected in the results of operations.

The RMB is not freely convertible into foreign currency and all foreign exchange transactions must take place through authorized institutions. No representation is made that the RMB amounts could have been, or could be, converted into US$ at the rates used in translation.

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	July 31, 2020		July 31, 2019		July 31, 2018
Foreign currency	Period-end spot rate	Average rate	Period-end spot rate	Average rate	Period-end spot rate	Average rate
RMB: 1USD	0.1432	0.1420	0.1453	0.1463	0.1467	0.1538
HKD: 1USD	0.1290	0.1284	0.1278	0.1276	0.1274	0.1278

Comprehensive income (loss)

Comprehensive income consists of two components, net income (loss) and other comprehensive income (loss).

The foreign currency translation gain or loss resulting from translation of the financial statements expressed in RMB to US$ is reported in other comprehensive income (loss) in the consolidated statements of comprehensive income (loss).

Operating Leases

The Company adopted ASU No. 2016-02—Leases (Topic 842) since August 1, 2019, using a modified retrospective transition method permitted under ASU No. 2018-11. This transition approach provides a method for recording existing leases only at the date of adoption and does not require previously reported balances to be adjusted. In addition, we elected the package of practical expedients permitted under the transition guidance within the new standard, which among other things, allowed us to carry forward the historical lease classification. Adoption of the new standard resulted in the recording of additional lease assets and lease liabilities of approximately $3.29 million and $3.50 million, respectively, as of August 1, 2019. The standard did not materially impact our consolidated net earnings and cash flows.

Statement of Cash Flows

In accordance with ASC 230, “Statement of Cash Flows,” cash flows from the Company’s operations are formulated based upon the local currencies. As a result, amounts related to assets and liabilities reported on the statements of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheets.

Commitments and Contingencies

In the normal course of business, the Company is subject to contingencies, such as legal proceedings and claims arising out of its business, which cover a wide range of matters. Liabilities for contingencies are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

If the assessment of a contingency indicates that it is probable that a material loss is incurred and the amount of the liability can be estimated, then the estimated liability is accrued in the Company’s financial statements. If the assessment indicates that a potentially material loss contingency is not probable, but is reasonably possible, or is probable but cannot be estimated, then the nature of the contingent liability, together with an estimate of the range of possible loss, if determinable and material, would be disclosed.

Loss contingencies considered remote are generally not disclosed unless they involve guarantees, in which case the nature of the guarantee would be disclosed.

Risks and Uncertainty

The Company’s major operations are conducted in the PRC. Accordingly, the political, economic, and legal environments in the PRC, as well as the general state of the PRC’s economy may influence the Company’s business, financial condition, and results of operations.

The Company’s major operations in the PRC are subject to special considerations and significant risks not typically associated with companies in North America and Western Europe. These include risks associated with, among others, the political, economic, and legal environment. The Company’s results may be adversely affected by changes in governmental policies with respect to laws and regulations, anti-inflationary measures, and rates and methods of taxation, among other things. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

(a)Credit risk

Substantially all of the Company’s operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

The Company maintains certain bank accounts in the PRC, Hong Kong, and British Virgin Islands, which are not insured by Federal Deposit Insurance Corporation (“FDIC”) insurance or other insurance. As of July 31, 2020 and 2019, $234,653 and $409,037 of the Company’s cash were on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure.

(b)Concentration risk

Accounts receivable are typically unsecured and derived from revenue earned from customers, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its customers’ creditworthiness and its ongoing monitoring of outstanding balances.

The Company’s sales are made to customers that are located primarily in China. The Company has a concentration of its revenues and receivables with specific customers. For the year ended July 31, 2020, one customer accounted for 91% of the Company’s consolidated revenue, respectively. For the year ended July 31, 2019, three customers accounted for approximately 44%,  29%, and 19% of the Company’s total revenue. For the year ended July 31, 2018, two customers accounted for approximately 33% and 21% of the Company’s total revenue.

As of July 31, 2020, two customers accounted for 40% and 26% of the Company’s total accounts receivable balance, respectively. As of July 31, 2019, four customers accounted for approximately 61%,  15%,  14%, and 11% of the Company’s outstanding accounts receivable.

For the year ended July 31, 2020, the Company purchased 22%,  21%, and 15% of its services from three suppliers, respectively. For the year ended July 31, 2019 and 2018, the Company purchased 50% and 48% from one supplier, respectively.

(c)Other risks and uncertainties

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

The Company’s operations have been affected by the outbreak and spread of the coronavirus disease 2019 (COVID-19), which in March 2020, was declared a pandemic by the World Health Organization. The COVID-19 outbreak is causing lockdowns, travel restrictions, and closures of businesses. The Company’s businesses have been negatively impacted by the COVID-19 coronavirus outbreak to a certain extent.

Due to the outbreak of COVID-19, in early February 2020, the Chinese government required the nationwide closure of many business activities in the PRC to prevent the spread of COVID-19 and protect public health. As a result, the Company temporarily suspended its consulting services for the period from February to March 2020. In addition, the Company acquired a 51.2% equity interest in LGC in April 2020 which was expected to diversify its revenue streams into multi-channel advertising, event planning and execution, film and TV program production, and movie theater operations going forward. However, due to the outbreak and spread of COVID-19, LGC’s movie theater operations was limited during the period from April to July 2020 because most of the movie theaters in China remained closed or struggled to draw crowds as a result of government operating restrictions and customer health and safety concerns. Furthermore, some of the Company’s existing customers have experienced financial distress and disruption of business, which resulted in delay or default on their payments.

During the period from February to July 2020, revenues from the Company’s business advisory and consulting services were approximately 92% lower as compared to the same period of last year while LGC’s operating entities in China did not generate any revenues from multi-channel advertising services and movie theater operation services from the date of acquisition through July 31, 2020.

As of the date of this filing, the spread of COVID-19 in China appears to have slowed down and most provinces and cities have resumed business activities under the guidance and support of the local government. The Company’s movie theater operation, pre-movie advertising displays and event planning and execution business has gradually resumed during the subsequent period from August to December 2020. In addition, the Company also signed eight consulting service agreements with customers for going public consulting services. Nevertheless, the continued uncertainties associated with COVID 19 may cause the Company’s revenue and cash flows to underperform in the next 12 months. A resurgence could negatively affect the execution of the going public consulting service agreements, the collection of the payments from customers, and the disruption of the Company’s ability to regain market share of LGC’s media business to pre-COVID 19 levels. The extent of the future impact of COVID-19 is still highly uncertain and cannot be predicted as of the financial statement reporting date.

Recent Accounting Pronouncements

On March 6, 2019, the FASB issued ASU 2019-02, Entertainment — Films — Other Assets — Film Costs (Subtopic 926-20) and Entertainment — Broadcasters — Intangibles — Goodwill and Other (Subtopic 920-350): Improvements to Accounting for Costs of Films and License Agreements for Program Materials. ASU 2019-02 helps organizations align their accounting for production costs for films and episodic content produced for television and streaming services. For public business entities, the amendments in ASU 2019-02 are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years. Early adoption is permitted, including early adoption in an interim period. The amendments in this ASU should be applied prospectively. Under a prospective transition, an entity should apply the amendments at the beginning of the period that includes the adoption date. The Company is now assessing the impact of the new guidance and does not expects that the adoption of this ASU will not have a material impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. ASU 2016-13 was subsequently amended by Accounting Standards Update 2018-19, Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Accounting Standards Update 2019-04 Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, and Accounting Standards Update 2019-05, Targeted Transition Relief. For public entities, ASU 2016-13 and its amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. For all other entities, this guidance and its amendments will be effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. As an emerging growth company, the Company plans to adopt this guidance effective August 1, 2023. The Company is currently evaluating the impact of its pending adoption of ASU 2016-13 on its consolidated financial statements.

In August 2018, the FASB Accounting Standards Board issued ASU No. 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). ASU 2018-13 modifies the disclosure requirements on fair value measurements. ASU 2018-13 is effective for all entities for fiscal years and interim periods within those fiscal years beginning after December 15, 2019, with early adoption permitted for any removed or modified disclosures. The removed and modified disclosures will be adopted on a retrospective basis and the new disclosures will be adopted on a prospective basis. The Company does not expect this guidance will have a material impact on its consolidated financial statements.

In November 2019, the FASB issued ASU 2019-10, “Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842)” (“ASU 2019-10”). ASU 2019-10 (i) provides a framework to stagger effective dates for future major accounting standards and (ii) amends the effective dates for certain major new accounting standards to give implementation relief to certain types of entities. Specifically, ASU 2019-10 changes some effective dates for certain new standards on the following topics in the FASB Accounting Standards Codification (ASC): (a) Derivatives and Hedging (ASC 815) – now effective for fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021; (b) Leases (ASC 842) - now effective for fiscal years beginning after December 15, 2020 and interim periods within fiscal years beginning after December 15, 2021; (c) Financial Instruments — Credit Losses (ASC 326) - now effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years; and (d) Intangibles — Goodwill and Other (ASC 350) - now effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company does not expect the cumulative effect resulting from the adoption of this guidance will have a material impact on its consolidated financial statements.

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740)—Simplifying the Accounting for Income Taxes. ASU 2019-12 is intended to simplify accounting for income taxes. It removes certain exceptions to the general principles in Topic 740 and amends existing guidance to improve consistent application. ASU 2019-12 is effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years, which is 2022 fiscal year for us, with early adoption permitted. The Company does not expect adoption of the new guidance to have a significant impact on its consolidated financial statements.